Borrowings - Future Payments of Long Term Debt (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
LONG TERM DEBT BY MATURITY [Abstract]
2017	$ 6,351
2018	8,087
2019	9,315
2020	10,498
2021	11,769
2022 and thereafter	388,748
Total	$ 434,768